CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Receipts from sales	$ 102,867	$ 49,620
Payments to suppliers and employees	(40,250)	(27,922)
Payments of transaction-related costs		(13,282)
Settlements of restoration provision	(116)	(29)
Receipts from (payments for) commodity derivative settlements, net	6,638	(3,667)
Federal withholding tax paid		(2,301)
NET CASH PROVIDED BY OPERATING ACTIVITIES	69,139	2,419
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for development assets	(88,123)	(40,717)
Payments for exploration assets	(564)	(1,927)
Payments for acquisition of oil and gas properties		(220,132)
Sale of non-current assets	50
Payments for property and equipment	(120)	(79)
NET CASH USED IN INVESTING ACTIVITIES	(88,757)	(262,855)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of shares		253,517
Payments for costs of equity capital raisings		(10,260)
Receipts from interest rate derivative settlements	42
Borrowing costs paid, net of capitalised portion	(14,851)	(12,436)
Deferred financing fees capitalised	(232)	(16,724)
Receipts from foreign currency derivatives		6,849
Proceeds from borrowings	40,000	250,000
Repayments of borrowings		(210,194)
Payments of lease liabilities	(5,947)
NET CASH PROVIDED BY FINANCING ACTIVITIES	19,012	260,752
Net increase (decrease) in cash and cash equivalents	(606)	316
Cash and cash equivalents at beginning of year	1,581	5,761
Effect of exchange rates on cash	2	180
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 977	$ 6,257